2019 REGISTERED DIRECT OFFERING - Additional information (Details) - USD ($)				12 Months Ended
	May 14, 2019	May 13, 2019	May 12, 2019	Sep. 30, 2020	Sep. 30, 2019	Jul. 02, 2018	Feb. 24, 2017
Derivative Liability	$ 1,628,113					$ 2,397,454	$ 2,996,110
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 679,271	$ 1,824,175
Class Of Series H Warrant [Member]
Stock Issued During Period, Shares, New Issues				0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				8,615,384
Registered Direct Offering 2019 [Member]
Stock Issued During Period, Shares, New Issues	8,615,384		8,615,384
Shares Issued, Price Per Share			$ 0.325
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40
Proceeds from Subscribed but Unissued Common Stock and Warrants		$ 2,800,000		$ 2,748,821
Payments of Stock Issuance Costs		51,200
Cash Price Per Each Common Stock Underlying Warrants		$ 0.0533		0.0533
Allocation Of Remaining Proceeds To Common Stock Subscribed and Unissued				1,120,708
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 679,271	$ 380,698